Property and equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 42,477	€ 42,175
Property and equipment, net	10,079	13,075
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,556	54,693
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,117	6,865
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,065	28,867
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,375	15,916
Property and equipment, net	800	1,300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,999	3,045
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 0	€ 557